Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 9,562,165	$ 9,024,600
Convertible note liability (refer note 16)	1,117,255	1,117,255
Lease liability	706,177	407,640
Non-Derivatives	11,385,597	10,549,495
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	9,562,165	9,024,600
Convertible note liability (refer note 16)	0	0
Lease liability	264,842	194,688
Non-Derivatives	9,827,007	9,219,288
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Convertible note liability (refer note 16)	1,117,255
Lease liability	175,428	212,952
Non-Derivatives	1,292,683
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Convertible note liability (refer note 16)	0
Lease liability	265,907	0
Non-Derivatives	265,907
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		0
Convertible note liability (refer note 16)		1,117,255
Lease liability		212,952
Non-Derivatives		1,330,207
More than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		0
Convertible note liability (refer note 16)		0
Lease liability	0	0
Non-Derivatives		0
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	9,562,165	9,024,600
Convertible note liability (refer note 16)	960,763	835,446
Lease liability	640,865	392,822
Non-Derivatives	$ 11,163,793	$ 10,252,868